METROPOLITAN WEST FUNDS

MetWest Total Return Bond Fund (the “Fund”)

(I Share: MWTIX; I-2 Share: MWTTX; M Share: MWTRX; Admin Share: MWTNX;

Plan Share: MWTSX)

Supplement dated September 6, 2023 to the Prospectus and

the Summary Prospectus

each dated July 29, 2023, as supplemented

For current and prospective investors in the Fund:

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	27 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	27 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds – Portfolio Managers” on pages 114 to 115 of the Prospectus.

Please retain this Supplement for future reference.

METROPOLITAN WEST FUNDS

MetWest AlphaTrak 500 Fund

(M Share: MWATX)

MetWest Corporate Bond Fund

(I Share: MWCBX; M Share: MWCSX)

MetWest Sustainable Securitized Fund

(I Share: MWESX; M Share: MWERX)

MetWest Flexible Income Fund

(I Share: MWFEX; M Share: MWFSX)

MetWest Floating Rate Income Fund

(I Share: MWFLX; M Share: MWFRX; Plan Share: MWFPX)

MetWest High Yield Bond Fund

(I Share: MWHIX; M Share: MWHYX)

MetWest Intermediate Bond Fund

(I Share: MWIIX; M Share: MWIMX)

MetWest Investment Grade Credit Fund

(I Share: MWIGX; M Share: MWISX)

MetWest Low Duration Bond Fund

(I Share: MWLIX; M Share: MWLDX; Admin Share: MWLNX)

MetWest Opportunistic High Income Credit Fund

(I Share: MWOPX; M Share: MWORX)

MetWest Strategic Income Fund

(I Share: MWSIX; M Share: MWSTX)

MetWest Ultra Short Bond Fund

(I Share: MWUIX; M Share: MWUSX)

MetWest Unconstrained Bond Fund

(I Share: MWCIX; M Share: MWCRX; Plan Share: MWCPX)

Supplement dated September 6, 2023 to the Prospectus and

the applicable Summary Prospectus

each dated July 29, 2023, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

MetWest AlphaTrak 500 Fund

Effective September 6, 2023, Jamie L. Patton will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	26 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	1 Year	Generalist Portfolio Manager
Bret R. Barker	1 Year	Managing Director
Ruben Hovhannisyan, CFA	1 Year	Generalist Portfolio Manager
Jamie L. Patton	Since September 2023	Managing Director

MetWest Corporate Bond Fund

Effective September 6, 2023, Brian Gelfand will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Bryan T. Whalen, CFA	5 Years	Generalist Portfolio Manager
Jerry Cudzil	5 Years	Generalist Portfolio Manager
Tammy Karp	2 Years	Managing Director
Steven J. Purdy	1 Year	Managing Director
Brian Gelfand	Since September 2023	Managing Director

MetWest Sustainable Securitized Fund

Effective September 6, 2023, Palak Pathak, CFA, and effective October 2, 2023, Peter Van Gelderen will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	1 Year	Founding Partner and Generalist Portfolio Manager
Elizabeth (Liza) Crawford	1 Year	Specialist Portfolio Manager
Mitch Flack	1 Year	Specialist Portfolio Manager
Palak Pathak, CFA	Since September 2023	Managing Director
Peter Van Gelderen	Since October 2023	Managing Director

MetWest Flexible Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	4 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	4 Years	Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	4 Years	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Floating Rate Income Fund

Effective September 6, 2023 Brian Gelfand will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Laird Landmann (until December 31, 2023)	9 Years	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	9 Years	Generalist Portfolio Manager
Drew Sweeney	3 Years	Managing Director
Steven J. Purdy	2 Years	Managing Director
Kenneth Toshima	1 Year	Managing Director
Brian Gelfand	Since September 2023	Managing Director

MetWest High Yield Bond Fund

Effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	3 Years	Generalist Portfolio Manager
Steven J. Purdy	3 Years	Managing Director
Brian Gelfand	1 Year	Managing Director

MetWest Intermediate Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Investment Grade Credit Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	4 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	4 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	4 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Low Duration Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	27 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	27 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Opportunistic High Income Credit Fund

Effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Laird Landmann (until December 31, 2023)	1 Year	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	1 Year	Generalist Portfolio Manager
Steven J. Purdy	1 Year	Managing Director
Brian Gelfand	1 Year	Managing Director

MetWest Strategic Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Ultra Short Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Mitch Flack	18 Years	Specialist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Unconstrained Bond Fund

Effective September 6, 2023, Steven J. Purdy, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	12 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	12 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	12 Years	Generalist Portfolio Manager
Steven J. Purdy	Since September 2023	Managing Director
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds — Portfolio Managers” on pages 114 to 115 of the Prospectus.

Please retain this Supplement for future reference.

METROPOLITAN WEST FUNDS

MetWest AlphaTrak 500 Fund

(M Share: MWATX)

MetWest Corporate Bond Fund

(I Share: MWCBX; M Share: MWCSX)

MetWest Sustainable Securitized Fund

(I Share: MWESX; M Share: MWERX)

MetWest Flexible Income Fund

(I Share: MWFEX; M Share: MWFSX)

MetWest Floating Rate Income Fund

(I Share: MWFLX; M Share: MWFRX; Plan Share: MWFPX)

MetWest High Yield Bond Fund

(I Share: MWHIX; M Share: MWHYX)

MetWest Intermediate Bond Fund

(I Share: MWIIX; M Share: MWIMX)

MetWest Investment Grade Credit Fund

(I Share: MWIGX; M Share: MWISX)

MetWest Low Duration Bond Fund

(I Share: MWLIX; M Share: MWLDX; Admin Share: MWLNX)

MetWest Opportunistic High Income Credit Fund

(I Share: MWOPX; M Share: MWORX)

MetWest Strategic Income Fund

(I Share: MWSIX; M Share: MWSTX)

MetWest Total Return Bond Fund

(I Share: MWTIX; I-2 Share: MWTTX; M Share: MWTRX; Admin Share: MWTNX; Plan Share: MWTSX)

MetWest Ultra Short Bond Fund

(I Share: MWUIX; M Share: MWUSX)

MetWest Unconstrained Bond Fund

(I Share: MWCIX; M Share: MWCRX; Plan Share: MWCPX)

Supplement dated September 6, 2023 to the Statement of Additional Information

dated July 29, 2023, as supplemented (the “SAI”)

For current and prospective investors in each fund specified below (each, a “Fund”):

MetWest AlphaTrak 500 Fund

Effective September 6, 2023, Jamie L. Patton is added as a portfolio manager for the Fund.

MetWest Corporate Bond Fund

Effective September 6, 2023, Brian Gelfand is added as a portfolio manager for the Fund.

MetWest Sustainable Securitized Fund

Effective September 6, 2023, Palak Pathak, CFA is added as a portfolio manager for the Fund, and effective October 2, 2023, Peter Van Gelderen will be added as a portfolio manager for the Fund.

MetWest Flexible Income Fund, MetWest Intermediate Bond Fund, MetWest Investment Grade Credit Fund, MetWest Low Duration Bond Fund, MetWest Strategic Income Fund, MetWest Total Return Bond Fund, MetWest Ultra Short Bond Fund and MetWest Unconstrained Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan are added as portfolio managers for the Funds, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Funds. In addition, effective September 6, 2023, Steven J. Purdy is added as a portfolio manager of the MetWest Unconstrained Bond Fund.

MetWest Floating Rate Income Fund

Effective September 6, 2023, Brian Gelfand is added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

MetWest High Yield Bond Fund and MetWest Opportunistic High Income Credit Fund

Effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Funds.

As a result of these portfolio manager changes, effective September 6, 2023, the following disclosure is added under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 77 of the SAI:

Palak Pathak, CFA*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$ 0	0	$ 0
Other Pooled Investment Vehicles:	0	$ 0	0	$ 0
Other Accounts:	0	$ 0	0	$ 0

Jamie L. Patton*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$ 0	0	$ 0
Other Pooled Investment Vehicles:	0	$ 0	0	$ 0
Other Accounts:	0	$ 0	0	$ 0

* Information for Ms. Pathak and Ms. Patton is provided as of July 31, 2023.

In addition, effective September 6, 2023, the disclosure relating to Steven J. Purdy under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 76 of the SAI is deleted in its entirety and replaced with the following:

Steven J. Purdy*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$ 57	0	$ 0
Other Pooled Investment Vehicles:	12	$ 4,955	7	$ 3,009
Other Accounts:	18	$ 5,165	0	$ 0

* Information for Mr. Purdy is provided as of July 31, 2023.

In addition, effective October 2, 2023, the following disclosure is added under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 77 of the SAI:

Peter Van Gelderen*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$ 0	0	$ 0
Other Pooled Investment Vehicles:	0	$ 0	0	$ 0
Other Accounts:	0	$ 0	0	$ 0

* Information for Mr. Van Gelderen is provided as of July 31, 2023.

In addition, effective September 6, 2023, the disclosure relating to Brian Gelfand under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 76 of the SAI is deleted in its entirety and replaced with the following:

Brian Gelfand*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	0	$ 0	0	$ 0
Other Pooled Investment Vehicles:	0	$ 0	0	$ 0
Other Accounts:	0	$ 0	0	$ 0

* Information for Mr. Gelfand is provided as of July 31, 2023.

In addition, effective September 6, 2023, the disclosure relating to Jerry Cudzil under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 75 of the SAI is deleted in its entirety and replaced with the following:

Jerry Cudzil *

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$ 57	0	$ 0
Other Pooled Investment Vehicles:	12	$ 4,955	7	$ 3,009
Other Accounts:	21	$ 7,681	0	$ 0

* Information for Mr. Cudzil is provided as of July 31, 2023.

In addition, effective September 6, 2023, the disclosure relating to Ruben Hovhannisyan under the heading “PORTFOLIO MANAGERS — Other Accounts Managed” on page 77 of the SAI is deleted in its entirety and replaced with the following:

Ruben Hovhannisyan*

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	1	$ 24	0	$ 0
Other Pooled Investment Vehicles:	0	$ 0	0	$ 0
Other Accounts:	1	$ 48	0	$ 0

* Information for Mr. Hovhannisyan is provided as of July 31, 2023.

In addition, effective September 6, 2023, the disclosure under the heading “PORTFOLIO MANAGERS — Ownership of Securities” beginning on page 78 of the SAI is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager in the Funds as of March 31, 2023.

Dollar Range of Fund Shares Beneficially Owned
AlphaTrak 500 Fund
Stephen Kane	Over $1,000,000
Bryan T. Whalen	None
Bret Barker	None
Ruben Hovhannisyan	None
Jamie L. Patton*	None
Corporate Bond Fund
Bryan T. Whalen	$50,001 -$100,000
Jerry Cudzil	$100,001-$500,000
Tammy Karp	None
Steven J. Purdy	$10,001-$50,000
Brian Gelfand*	None
Sustainable Securitized Fund
Mitch Flack	$50,001-$100,000
Steven Kane	$100,001-$500,000
Elizabeth Crawford	$10,001-$50,000
Palak Pathak*	None
Peter Van Gelderen*‡	None
Flexible Income Fund
Laird R. Landmann†	Over $1,000,000
Stephen Kane	Over $1,000,000
Bryan T. Whalen	Over $1,000,000
Jerry Cudzil*	None
Ruben Hovhannisyan*	$10,001-$50,000
Floating Rate Income Fund
Drew Sweeney	None
Laird R. Landmann†	None
Steven J. Purdy	$50,001-$100,000
Jerry Cudzil	$100,001-$500,000
Kenneth Toshima	None
Brian Gelfand*	None
High Yield Bond Fund
Laird R. Landmann†	None
Stephen Kane	Over $1,000,000
Jerry Cudzil	$100,001-$500,000
Steven J. Purdy	None
Brian Gelfand	None
Intermediate Bond Fund
Stephen Kane	None
Laird R. Landmann†	$100,001-$500,000
Bryan T. Whalen	None
Jerry Cudzil*	None
Ruben Hovhannisyan*	None
Investment Grade Credit Fund
Laird R. Landmann†	None
Stephen Kane	Over $1,000,000
Bryan T. Whalen	$500,001-$1,000,000
Jerry Cudzil*	None
Ruben Hovhannisyan*	None
Low Duration Bond Fund
Stephen Kane	Over $1,000,000
Laird R. Landmann†	$100,001-$500,000

Dollar Range of Fund Shares Beneficially Owned
Bryan T. Whalen	$500,001-$1,000,000
Jerry Cudzil*	None
Ruben Hovhannisyan*	$1-$10,000
Opportunistic High Income Credit Fund
Steven J. Purdy	$50,001-$100,000
Brian Gelfand	$10,001-$50,000
Laird Landmann†	None
Jerry Cudzil	$100,001-$500,000
Strategic Income Fund
Stephen Kane	None
Laird R. Landmann†	$100,001-$500,000
Bryan T. Whalen	None
Jerry Cudzil*	None
Ruben Hovhannisyan*	None
Total Return Bond Fund
Stephen Kane	Over $1,000,000
Laird R. Landmann†	$100,001-$500,000
Bryan T. Whalen	Over $1,000,000
Jerry Cudzil*	None
Ruben Hovhannisyan*	$1-$10,000
Ultra Short Bond Fund
Laird R. Landmann†	$10,001-$50,000
Stephen Kane	Over $1,000,000
Mitch Flack	$100,001-$500,000
Bryan T. Whalen	None
Jerry Cudzil*	None
Ruben Hovhannisyan*	None
Unconstrained Bond Fund
Stephen Kane	Over $1,000,000
Laird R. Landmann†	None
Bryan T. Whalen	None
Jerry Cudzil*	None
Ruben Hovhannisyan*	None
Steven J. Purdy*	None

* Information is provided as of August 31, 2023.

† Effective December 31, 2023, Mr. Landmann will no longer serve as a portfolio manager of the Funds.

‡ Effective October 2, 2023 Mr. Van Gelderen will serve as a portfolio manager of the TCW Sustainable Securitized Fund.

In addition, effective December 31, 2023, all references to Laird Landmann in the SAI are removed in their entirety.

Please retain this Supplement for future reference.